Other Comprehensive Income (Loss) (Details 2) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Other Comprehensive Income Loss Net Of Tax	$ 21,232,000	$ 39,148,000		$ 134,410,000	$ (78,028,000)
Accumulated other comprehensive (loss) ending balance	(1,204,941,000)			(1,204,941,000)		$ (1,336,295,000)
Total FMC-AG and Co. KGaA [Member] | OtherComprehensiveIncomeRollforward [Member]
Other comprehensive income before reclassifications			$ (108,452,000)	116,692,000	(108,452,000)
Amounts reclassified from Accumulated Other comprehensive income			(30,424,000)	(17,718,000)	(30,424,000)
Net current period other comprehensive income			(78,028,000)	134,410,000	(78,028,000)
Accumulated other comprehensive (loss) ending balance	(1,212,107,000)	(1,171,032,000)		(1,212,107,000)	(1,171,032,000)	(1,346,517,000)	$ (1,093,004,000)
Accumulated net gain loss from designated or qualifying cash flow hedges (member) | OtherComprehensiveIncomeRollforward [Member]
Other comprehensive income before reclassifications			183,000	697,000	183,000
Amounts reclassified from Accumulated Other comprehensive income			(19,528,000)	(8,037,000)	(19,528,000)
Net current period other comprehensive income			19,711,000	8,734,000	19,711,000
Accumulated other comprehensive (loss) ending balance	(51,480,000)	(83,566,000)		(51,480,000)	(83,566,000)	(60,214,000)	(103,277,000)
AccumulatedDefinedBenefitPlansAdjustmentMember | OtherComprehensiveIncomeRollforward [Member]
Other comprehensive income before reclassifications			0	0	0
Amounts reclassified from Accumulated Other comprehensive income			(10,896,000)	(9,681,000)	(10,896,000)
Net current period other comprehensive income			10,896,000	9,681,000	10,896,000
Accumulated other comprehensive (loss) ending balance	(215,410,000)	(271,123,000)		(215,410,000)	(271,123,000)	(225,091,000)	(282,019,000)
AccumulatedTranslationAdjustmentMember | OtherComprehensiveIncomeRollforward [Member]
Other comprehensive income before reclassifications			(105,548,000)	112,939,000	(105,548,000)
Amounts reclassified from Accumulated Other comprehensive income			0	0	0
Net current period other comprehensive income			(105,548,000)	112,939,000	(105,548,000)
Accumulated other comprehensive (loss) ending balance	(938,051,000)	(807,995,000)		(938,051,000)	(807,995,000)	(1,050,990,000)	(702,447,000)
TotalBeforeNoncontrollingInterestsMember [Member] | OtherComprehensiveIncomeRollforward [Member]
Other comprehensive income before reclassifications			(105,365,000)	113,636,000	(105,365,000)
Amounts reclassified from Accumulated Other comprehensive income			(30,424,000)	(17,718,000)	(30,424,000)
Net current period other comprehensive income			(74,941,000)	131,354,000	(74,941,000)
Accumulated other comprehensive (loss) ending balance	(1,204,941,000)	(1,162,684,000)		(1,204,941,000)	(1,162,684,000)	(1,336,295,000)	(1,087,743,000)
Noncontrolling interests not subject to put provisions [Member] | OtherComprehensiveIncomeRollforward [Member]
Other comprehensive income before reclassifications			(3,087,000)	3,056,000	(3,087,000)
Amounts reclassified from Accumulated Other comprehensive income			0	0	0
Net current period other comprehensive income			$ (3,087,000)	3,056,000	(3,087,000)
Accumulated other comprehensive (loss) ending balance	$ (7,166,000)	$ (8,348,000)		$ (7,166,000)	$ (8,348,000)	$ (10,222,000)	$ (5,261,000)